Earnings (Loss) Per Share Amounts - Components of Basic and Diluted Earnings (loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Abstract]
Net income (loss) for basic and diluted earnings per share available to common shareholders	$ 24,128	$ 20,544	$ (54,495)
Weighted-average number of shares outstanding - basic	121,581,694	120,997,027	120,744,832
Effect of dilutive securities - stock-based compensation	4,936,429	5,823,144
Weighted-average number of shares outstanding - diluted	126,518,123	126,820,171	120,744,832
Earnings (loss) per share - Basic	$ 0.20	$ 0.17	$ (0.45)
Earnings (loss) per share - Diluted	$ 0.19	$ 0.16	$ (0.45)